                        MORGAN STANLEY FOCUS GROWTH FUND
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                                     May 1, 2007

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:  Morgan Stanley Focus Growth Fund
     File Nos. 2-66969, 811-02978
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of
Prospectus and the form of Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April
26, 2007.

                                                            Very truly yours,

                                                            /s/ Daniel E. Burton
                                                            --------------------
                                                            Daniel E. Burton
                                                            Assistant Secretary

Enclosures
cc:  Amy R. Doberman